Comprehensive Income - Schedule of Components of Other Comprehensive Income (Loss) and Income Tax Expense Allocated to Each Component (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), Before Tax Amount	$ 68	$ (38)	$ (32)
Other comprehensive income (loss), Income Tax Expense	28	(1)	0
Other comprehensive income (loss)	40	(37)	(32)
Translation adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), Before Tax Amount	5	(28)	(33)
Other comprehensive income (loss), Income Tax Expense	0	0	0
Other comprehensive income (loss)	5	(28)	(33)
Pension and Other Postretirement Benefits Plan Cost
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), Before Tax Amount	63	(10)	1
Other comprehensive income (loss), Income Tax Expense	28	(1)	0
Other comprehensive income (loss)	$ 35	$ (9)	$ 1